Financial Instruments and Risk Management - Summary of Financial Instruments and Fair Value (Parenthetical) (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Sonda (Cemig Telecom) [member]
Disclosure of detailed information about financial instruments [line items]
Options in shares	R$ 4